Segment Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2013 service segments contract
Segment Reporting Information [Line Items]
Number of operating segments	3
Number of reportable segments	2
Number of services	1
Number of drilling management contracts	2
Moored Semisubmersible Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	6
Jackup Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	45
Floaters [Member]
Segment Reporting Information [Line Items]
Number of drillships	7
Floaters [Member] | Dynamically Positioned Semisubmersible [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	13
Floaters [Member] | Moored Semisubmersible Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	6
Floaters [Member] | Ultra-Deepwater [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	3
Jackups [Member] | Jackup Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	47
Asia Pacific, Europe and Mediterranean, Middle East and Africa and North and South America [Member] | Jackups [Member] | Jackup Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	44
Singapore [Member] | Jackups [Member] | Jackup Rigs [Member]
Segment Reporting Information [Line Items]
Number of contract drilling rigs	3